Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Brian D. McCabe
March 27, 2015	T +1 617 951 7801
F +1 617 235 0425
brian.mccabe@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Ladies and Gentlemen:

On behalf of John Hancock Funds II (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of the John Hancock Global Opportunities Fund series of John Hancock Investment Trust (File No. 002-10156) into the John Hancock Global Equity Fund series of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on April 27, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe